Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Beginning of Period		$ 17,834	$ 67,417
Additions	[1]	66,985	0
Deductions	[2]	0	(49,583)
End of Period		$ 84,819	$ 17,834

[1]	Additions consist of charges to bad debt expense of $66,985 and $0 during fiscal years 2022 and 2021 , respectively.
[2]	Deductions consist of accounts receivable written off of $0 and $49,583 during fiscal years 2022 and 2021 , respectively.